Borrowed Funds and Subordinated Debentures - Subordinated Debentures (Details)				12 Months Ended
	Feb. 26, 2016 USD ($)	Sep. 01, 2006 USD ($)	Jul. 24, 2006	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 19, 2006 USD ($)	Jul. 04, 2006 USD ($)
Debt Instrument [Line Items]
Subordinated debentures				$ 10,310,000	$ 15,465,000
Marketable securities equity securities				$ 310,000		$ 465,000
Subordinated Debenture July 24, 2006
Debt Instrument [Line Items]
Subordinated debentures							$ 10,000,000.0
Interest rate at period end				2.59%	2.18%
Interest rate				0.885%
Subordinated Debenture December 19, 2006
Debt Instrument [Line Items]
Subordinated debentures				$ 5,000,000.0
Interest rate at period end	2.06%				2.06%
Debt outstanding repurchased amount	$ 5,000,000.0
Debt redemption price	0.5475
Gain (Loss) on Extinguishment of Debt	$ 2,300,000
Common Equity Securities
Debt Instrument [Line Items]
Debt outstanding repurchased amount	$ 155,000
Subordinated Debentures Subject to Mandatory Redemption
Debt Instrument [Line Items]
Maximum period to defer interest payment without default				5 years
Unsecured Subordinated Capital Note
Debt Instrument [Line Items]
Interest rate		8.75%
Debt instrument face amount		$ 8,500,000.0
Proceeds from issuance of subordinated note		$ 8,500,000
LIBOR | Subordinated Debenture July 24, 2006
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate			159.00%